Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Summary of Cost and Fair Value by Maturity of Financial Assets Designated as Fair Value Through Profit or Loss (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	R$ 1,269	R$ 1,746
Gross carrying amount [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	765	1,006
Non-current	467	664
Gross carrying amount [member] | Up to one year [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	765	1,006
Gross carrying amount [member] | From one to five years [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Non-current	467	664
Fair value [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	799	1,041
Non-current	470	705
Fair value [Member] | Up to one year [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	799	1,041
Fair value [Member] | From one to five years [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Non-current	R$ 470	R$ 705